Bank Loans (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Bank Loans (Details) [Line Items]
Bank loan interest expense	€ 406,031	€ 308,982	€ 138,212
Unsecured bank loans	€ 36,000,000
Interest payable average rate	2.11%
Interest expense from line of credit	€ 133,977	192,391	74,404
Bank Loan [Member]
Bank Loans (Details) [Line Items]
Bank loan interest expense	€ 12,618	€ 9,977	€ 15,702